N-2	Nov. 24, 2025
Cover [Abstract]
Entity Central Index Key	0001918642
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	STEPSTONE PRIVATE VENTURE AND GROWTH FUND
General Description of Registrant [Abstract]
Risk Factors [Table Text Block]
In the section of the Prospectus entitled “Risk Factors – Principal Risks Related to an Investment in the Fund – Limited Operating History,” the first sentence of the first paragraph is deleted in its entirety and replaced with the following:
The Fund is a recently formed diversified,
closed-end
management investment company with limited performance history that Shareholders can use to evaluate the Fund’s investment performance.
In the section of the Prospectus entitled “Risk Factors – Principal Risks Related to an Investment in the Fund –
Closed-end
Fund; Illiquidity of Shares,” the first sentence of the first paragraph is deleted in its entirety and replaced with the following:
The Fund is a diversified,
closed-end
management investment company and designed primarily for long-term investors.
The section of the Prospectus entitled “Risk Factors – Principal Risks Related to Private Market Assets –
Non-Diversified
Status” is deleted in its entirety.

Limited Operating History [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Fund is a recently formed diversified, closed-end management investment company with limited performance history that Shareholders can use to evaluate the Fund’s investment performance.
Closed end Fund Illiquidity of Shares [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	The Fund is a diversified, closed-end management investment company and designed primarily for long-term investors.